                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-04295
                                  ----------------------------------------------

             State Street Research Money Market Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Richard S. Davis, President and Chief Executive Officer
             State Street Research
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  03/31/04
                        -----------------
Date of reporting period:  04/01/04 - 09/30/04
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1: REPORT TO SHAREHOLDERS
        The Semi-annual Report is attached.

                                               [graphic]   STATE STREET RESEARCH




Money Market Fund
September 30, 2004



                                              Semiannual Report to Shareholders

Table of Contents

 3 Performance Discussion

 4 About Your Fund Expenses

 5 Portfolio Holdings

 6 Financial Statements

10 Financial Highlights

12 Trustees and Officers

Shareholder CommunicationShareholder Communication

FROM THE CHAIRMAN
   State Street Research

The U.S. economy grew at a solid pace during the six-month period from April 1, 2004 to September 30, 2004. Gross Domestic Product (GDP), a common measure of economic growth, rose at a pace of more than 3.5% for the first half of 2004. Estimates for second half suggest that the pace of growth could have picked up somewhat, as the US economy remains on solid ground.

Consumer confidence wavered early in the period as the number of new jobs added to the economy fell below expectations. When the job picture brightened in April and May, consumer confidence tracked higher. More than 1.2 million jobs were added to the U.S. economy in the spring, and the quality of new jobs improved, as reported by the U.S. Labor Department. However, caution returned on disappointing jobs reports in July and August and consumer confidence pulled back.

Yet, consumers continued to fuel the economy, pumping dollars into the retail and housing markets. Sales of new and existing homes soared as homebuyers anticipated higher mortgage rates ahead. Corporate profits continued to rise, making it easier for companies to increase spending, especially on information technology, electronic equipment and new jobs.

As the period wore on, it became clear that the days of record-low short-term interest rates were coming to an end. In June, the Federal Reserve Board raised the federal funds rate from 1.0% to 1.25%. The Fed raised this key short-term rate to 1.5% in August and to 1.75% in September. These increases had little or no impact on the financial markets because they had been widely anticipated and because the Fed has signaled that it will take a measured approach to raising rates as the economic recovery matures.

Stocks Stumble as Bonds Edge Higher

After a relatively positive start to the calendar year, a host of worries stopped the major stock market indexes in their tracks. Investors grew more cautious about interest rates, rising energy prices, the threat of terrorist attacks and the outcome of the presidential election and stocks retreated. Value stocks held up considerably better than growth stocks. The energy sector was the stock market's strongest performer.

High-yield bonds continued to lead the bond market. Most other sectors of the bond market eked out modest positive returns as the yield on the benchmark 10-year U.S. Treasury bond moved lower in the final months of the period. Yields and bond prices move in opposite directions.

Looking Ahead

Any time the financial markets deliver negative returns, it is disheartening for investors. However, the seeds of a new market rally are often sown in periods of weakness and decline. With a diversified portfolio and a long-term perspective on the markets, it is easier to weather periods of volatility--and more likely that you may reap the potential benefits in better times. We urge you to talk to your investment professional about your investment plan. And we look forward to helping you achieve your long-term financial goals.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman

September 30, 2004

PERFORMANCE

   Discussion as of September 30, 2004

How State Street Research Money Market Fund Performed

State Street Research Money Market Fund (Class E shares, without sales charge) returned 0.29% for the six-month period ended September 30, 2004. That was higher than the Lipper Money Market Funds Average, which was 0.25% over the same period.

Performance
--------------------------------------------------------------------------------

Fund average annual total return as of 9/30/04
(does not reflect sales charge)

                                1 Year              5 Years             10 Years
Class B(1)                       0.10%               1.74%               2.82%
--------------------------------------------------------------------------------
Class B (closed)                 0.11%               1.75%               2.82%
--------------------------------------------------------------------------------
Class C                          0.10%               1.75%               2.82%
--------------------------------------------------------------------------------
Class E                          0.51%               2.55%               3.74%
--------------------------------------------------------------------------------
Class S                          0.51%               2.55%               3.74%
--------------------------------------------------------------------------------

Fund average annual total return as of 9/30/04
(at maximum applicable sales charge)


                                 1 Year              5 Years             10 Years
Class B(1)                       -4.90%               1.37%               2.82%
--------------------------------------------------------------------------------
Class B (closed)                 -4.89%               1.37%               2.82%
--------------------------------------------------------------------------------
Class C                          -0.90%               1.75%               2.82%
--------------------------------------------------------------------------------
Class E                           0.51%               2.55%               3.74%
--------------------------------------------------------------------------------
Class S                           0.51%               2.55%               3.74%
--------------------------------------------------------------------------------

Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance results, visit our website at www.ssrfunds.com. The fund's yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions (if any) and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return without sales charge does not reflect the maximum applicable sales charges. If the applicable sales charges were deducted, performance results would be lower.

Average annual total return at maximum applicable sales charge reflects a maximum 5% Class B or B(1) share or 1% Class C share contingent deferred sales charge (CDSC) where applicable. There is no CDSC for Classes E and S. None of the share classes carry a front-end sales charge.

Performance for Class B(1) shares reflects Class B share performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

The Lipper Money Market Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

7-Day Yield
--------------------------------------------------------------------------------

                                      Without                       With
                                   Subsidization                Subsidization
Class B(1)                             -0.48%                       0.10%
--------------------------------------------------------------------------------
Class B (closed)                       -0.48%                       0.10%
--------------------------------------------------------------------------------
Class C                                -0.48%                       0.10%
--------------------------------------------------------------------------------
Class E                                 0.52%                       0.96%
--------------------------------------------------------------------------------
Class S                                 0.52%                       0.96%
--------------------------------------------------------------------------------

The fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for the seven-day period ended 9/30/04. Yields shown for the fund reflect any applicable voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

Reasons for the Fund's Performance
The Federal Reserve Board raised a key short-term interest rate--the federal funds rate--three times during this six-month reporting period, from 1.0% to 1.75%. While higher short-term interest rates are not typically received with enthusiasm by borrowers or by stock and bond market investors, they are favorably regarded by money market investors, who expect to see higher rates eventually translate into higher yields.

In this environment, we sought to take advantage of market inefficiencies and to identify high-quality, higher-yielding short-term securities. We also continued to purchase money market-eligible floating-rate notes, which offer greater flexibility in an environment of rising short-term interest rates. The yields on floating-rate securities adjust periodically as interest rates change.

As a result of these strategies, the fund's weighted average maturity remained relatively constant throughout the period--and higher than the industry average. Nevertheless, the fund outperformed its peer group as a result of our successful security selection strategies.

Looking Ahead
The fund continues to invest only in high-quality, first-tier money market securities laddered across the short-term yield curve. It also invests in first-tier corporate and domestic bank paper, as well as the paper of Canadian banks and provinces. The fund's portfolio manager seeks the highest possible current income consistent with the preservation of capital and maintenance of liquidity.

A Word about Risk
Because the fund invests in money market instruments and manages its portfolio to maintain a stable share price, its main risks are those that could affect the fund's overall yield, such as strong equity markets or a weak economy. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Glossary
Debt securities These are securities issued by corporations and the U.S. government as a way to borrow money. Common types of debt securities include bonds, notes, bills and commercial paper.

Weighted average maturity Expressed as a number of days, the WAM is the average maturity of the debt securities in a money market fund.

Yield Stated as a percentage, yield is the measurement of income paid by an investment.

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report may have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

                                     State Street Research Money Market Fund   3

About Your Fund Expenses

As a fund shareholder, you incur two types of costs: (1) Transaction costs, which include sales charges, and (2) ongoing expenses, which include management fees, service/distribution fees (12b-1) and "other" expenses. The examples below illustrate the ongoing cost in dollars of investing in the fund and allow you to compare these costs with the expenses of other funds. The examples are based on a $1,000 investment at the beginning of the period and held for the entire period from March 31, 2004, to September 30, 2004.

Actual Fund Return is based on the fund's actual return and expenses. To estimate the ongoing expenses you paid during the entire period shown, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number shown for your fund under the column "Expenses Paid during the Period".

Hypothetical 5% Return is based on the fund's actual expense ratio and an assumed rate of 5% per year before expenses. Please note that the return used is not the fund's actual return; therefore, this information may not be used to estimate your actual ending balance and expenses paid during the period. To compare your fund's ongoing expenses with those of other funds, simply compare this 5% hypothetical example with the fund's ongoing expenses with 5% hypothetical examples shown in the shareholder reports of other funds.

                           Beginning       Ending       Expenses
                            Account       Account         Paid         Annualized
Six months ended             Value          Value        during         Expense
9/30/04                     3/31/04       9/30/04        Period*         Ratio
--------------------------------------------------------------------------------
Actual Fund Return
--------------------------------------------------------------------------------
Class B(1)                 $1,000        $  994.73          $5.76          1.15%
--------------------------------------------------------------------------------
Class B (closed)           $1,000        $  994.81          $5.76          1.15%
--------------------------------------------------------------------------------
Class C                    $1,000        $  994.73          $5.76          1.15%
--------------------------------------------------------------------------------
Class E                    $1,000        $  999.43          $3.50          0.70%
--------------------------------------------------------------------------------
Class S                    $1,000        $  999.43          $3.50          0.70%

Hypothetical 5% Return
--------------------------------------------------------------------------------
Class B(1)                 $1,000        $1,019.23          $5.83          1.15%
--------------------------------------------------------------------------------
Class B (closed)           $1,000        $1,019.23          $5.83          1.15%
--------------------------------------------------------------------------------
Class C                    $1,000        $1,019.23          $5.83          1.15%
--------------------------------------------------------------------------------
Class E                    $1,000        $1,021.50          $3.54          0.70%
--------------------------------------------------------------------------------
Class S                    $1,000        $1,021.50          $3.54          0.70%
--------------------------------------------------------------------------------

* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period and then divided by the number of days in the year.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transactional expenses such as sales charges, which would result in higher total expenses. It should also be noted that, for certain funds, expenses have been subsidized or reduced through expense offset arrangements, which reduces costs for shareholders. Generally, the fund expects that the expense subsidy or expense offset arrangement will continue although there is no guarantee that it will. Please see the fund's prospectus for more information.

PORTFOLIO

   Holdings

September 30, 2004 (unaudited)

                                                         Principal        Maturity            Value
                                                          Amount            Date             (Note 1)
-------------------------------------------------------------------------------------------------------
Commercial Paper 101.1%
Automotive Parts 2.1%
Toyota Motor Credit Co., 1.57% ......................  $ 5,000,000       11/02/2004        $  4,993,111
                                                                                           ------------
Asset-Backed - Auto Receivables 6.4%
FCAR Owner Trust, 1.59% .............................    5,000,000       10/15/2004           4,996,928
FCAR Owner Trust, 1.80% .............................    2,500,000        1/14/2005           2,487,021
FCAR Owner Trust, 2.01% .............................    2,700,000        3/02/2005           2,677,314
New Center Asset Trust, 1.56%........................    5,000,000       10/07/2004           4,998,708
                                                                                           ------------
                                                                                             15,159,971
                                                                                           ------------
Asset-Backed - Diversified 23.7%
Ciesco LP, 1.71% ....................................    5,000,000       11/03/2004           4,992,208
Clipper Receivables Corp., 1.85% ....................   11,000,000       10/01/2004          11,000,000
Edison Asset Co., 1.61% .............................    5,000,000       10/05/2004           4,999,106
Edison Asset Co., 1.60% .............................    2,400,000       12/01/2004           2,393,575
Edison Asset Co., 1.80% .............................    4,500,000       12/06/2004           4,485,232
Preferred Receivables Funding Corp., 1.70% ..........    5,000,000       10/05/2004           4,999,061
Preferred Receivables Funding Corp., 1.73% ..........    4,200,000       10/20/2004           4,196,054
Preferred Receivables Funding Corp., 1.73% ..........    2,400,000       11/29/2004           2,393,235
Sheffield Receivables Corp., 1.63% ..................    5,000,000       10/05/2004           4,999,095
Windmill Funding Corp., 1.61% .......................    5,000,000       10/05/2004           4,999,106
Windmill Funding Corp., 1.55% .......................    3,000,000       10/13/2004           2,998,460
Windmill Funding Corp., 1.69% .......................    3,500,000       11/17/2004           3,492,323
                                                                                           ------------
                                                                                             55,947,455
                                                                                           ------------
Bank 15.9%
Bank of America Corp., 1.61% ........................    6,000,000       10/26/2004           5,993,333
Bank of America Corp., 1.71% ........................    5,000,000       11/29/2004           4,986,070
Canadian Imperial, Inc., 1.20% ......................    5,000,000       10/22/2004           5,000,000
Canadian Imperial Holdings, Inc., 2.09% .............    5,000,000        3/29/2005           4,948,537
Toronto Dominion Bank, 1.68% ........................    5,800,000       11/24/2004           5,800,000
Toronto Dominion Holdings, Inc., 1.53% ..............    3,000,000       10/06/2004           2,999,367
UBS Finance Inc., 1.09% .............................    8,000,000       12/13/2004           7,982,318
                                                                                           ------------
                                                                                             37,709,625
                                                                                           ------------
Computer Technology 4.6%
International Business
  Machines, Inc., 1.83% .............................   11,000,000       10/01/2004          11,000,000
                                                                                           ------------
Consumer Goods & Services 3.4%
Procter & Gamble Co., 1.87%..........................    7,957,000       10/01/2004           7,957,000
                                                                                           ------------
Diversified Financial Services 16.5%
American Express Credit Corp., 1.83% ................    3,500,000       10/12/2004           3,503,273
American Express Credit Corp., 1.91% ................    7,500,000       10/18/2004           7,505,768

                                                         Principal        Maturity            Value
                                                          Amount            Date             (Note 1)
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc., 1.64% .....................    2,500,000       10/29/2004        $  2,500,000
Goldman Sachs Group LP, 1.63% .......................    5,000,000       11/15/2004           4,989,875
Household Finance Corp., 1.71% ......................    5,000,000       11/24/2004           4,987,250
Household Finance Corp., 1.96% ......................    4,500,000        1/26/2005           4,471,627
J.P. Morgan Chase and Co., 1.99% ....................    7,000,000       11/24/2004           7,007,878
Morgan Stanley Dean Witter & Co., 2.15% .............    4,000,000       12/13/2004           4,002,598
                                                                                           ------------
                                                                                             38,968,269
                                                                                           ------------
Foreign Government 1.0%
Government of Quebec, 1.48% .........................    2,500,000        1/11/2005           2,489,658
                                                                                           ------------
Government Agency 8.9%
Federal Home Loan Bank, 1.265% ......................    3,000,000        3/15/2005           2,999,932
Federal Home Loan Bank, 1.40% .......................    3,500,000        3/29/2005           3,500,000
Federal Home Loan Bank, 1.40% .......................    3,000,000        4/01/2005           2,999,576
Federal Home Loan Bank, 1.35% .......................    3,000,000        4/15/2005           3,000,000
Federal National Mortgage Association, 1.375% .......    3,000,000        2/18/2005           3,000,000
Federal National Mortgage Association, 1.40% ........    2,500,000        5/03/2005           2,500,000
Federal National Mortgage Association, 1.60% ........    3,000,000        5/13/2005           3,000,000
                                                                                           ------------
                                                                                             20,999,508
                                                                                           ------------
Lease Rental Obligations 2.4%
International Lease Finance Corp., 2.84% ............    5,700,000       10/13/2004           5,720,147
                                                                                           ------------
Machinery 2.3%
Caterpillar Financial Services, 1.46% ...............    2,500,000       11/15/2004           2,495,469
Caterpillar Financial Services, 1.94% ...............    3,000,000       10/25/2004           3,005,117
                                                                                           ------------
                                                                                              5,500,586
                                                                                           ------------
Milling 6.3%
Archer Daniels Midland Co., 1.485% ..................    4,000,000       10/04/2004           3,999,507
Cargill Inc., 1.85% .................................   11,000,000       10/01/2004          11,000,000
                                                                                           ------------
                                                                                             14,999,507
                                                                                           ------------
Miscellaneous 0.7%
John Deere Owner Trust, 1.14% .......................    1,606,868        5/13/2005           1,606,868
                                                                                           ------------
Multi-Sector Companies 3.2%
General Electric Capital Corp., 1.74% ...............    5,000,000       12/03/2004           4,984,863
General Electric Capital Corp., 1.81% ...............    2,500,000       12/15/2004           2,490,625
                                                                                           ------------
                                                                                              7,475,488
                                                                                           ------------
Printing & Publishing 2.4%
Gannett Co. Inc., 4.95% .............................    5,530,000        4/01/2005           5,606,843
                                                                                           ------------
Retail 1.3%
Wal-Mart Stores Inc., 1.70% .........................    3,000,000       11/22/2004           3,000,365
                                                                                           ------------
Total Investments (Cost $239,134,401) - 101.1%.......                                       239,134,401
Cash and Other Assets, Less Liabilities - (1.1%) ....                                        (2,657,058)
                                                                                           ------------
Net Assets - 100.0% .................................                                      $236,477,343
                                                                                           ============

The notes are an integral part of the financial statements.

                                      State Street Research Money Market Fund  5

FINANCIAL

   Statements

Statement of Assets and Liabilities

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)

Assets
Investments, at value (Cost $239,134,401)................   $239,134,401
Cash ....................................................         26,919
Receivable for fund shares sold .........................      1,702,685
Interest receivable .....................................        317,676
Receivable from distributor .............................         94,435
Other assets ............................................        278,696
                                                            ------------
                                                             241,554,812
                                                            ------------
Liabilities
Payable for fund shares redeemed ........................      4,348,023
Accrued transfer agent and shareholder services .........        454,826
Accrued management fee ..................................         99,080
Accrued distribution and service fees ...................         22,612
Accrued administration fee ..............................         16,953
Accrued trustees' fees ..................................         16,125
Other accrued expenses ..................................        119,850
                                                            ------------
                                                               5,077,469
                                                            ------------
Net Assets ..............................................   $236,477,343
                                                            ============
Net Assets consist of:
   Paid-in Capital ......................................   $236,477,343
                                                            ============

                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class      Net Assets       [divided by]     Number of Shares     =      NAV
B(1)       $ 20,246,813                       20,246,813                $1.00*
B          $ 11,395,446                       11,395,446                $1.00*
C          $  3,402,524                        3,402,524                $1.00*
E          $172,703,905                      172,703,907                $1.00
S          $ 28,728,655                       28,728,653                $1.00

* Redemption price per share for Class B(1) and Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended September 30, 2004 (unaudited)


Investment Income

Interest .....................................................  $1,554,463
                                                                ----------
Expenses
Management fee (Note 2) ......................................     605,917
Transfer agent and shareholder services ......................     486,680
Distribution and service fees Class B(1) (Note 5) ............     100,437
Distribution and service fees Class B (Note 5) ...............      59,882
Distribution and service fees Class C (Note 5) ...............      14,948
Custodian fee ................................................      74,050
Administration fee ...........................................      59,843
Registration fees ............................................      41,907
Reports to shareholders ......................................      20,012
Trustees' fees ...............................................      13,737
Audit fee ....................................................      11,163
Legal fees ...................................................       3,660
Miscellaneous ................................................      29,314
                                                                 ----------
                                                                 1,521,550
Expenses borne by the distributor (Note 3) ...................    (497,999)
Distribution fees waived by the distributor (Note 3) .........     (90,056)
                                                                 ----------
                                                                   933,495
                                                                 ----------
Net investment income and net increase in net
  assets resulting from operations ...........................   $ 620,968
                                                                 ==========

6  The notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                        Six months ended
                                                       September 30, 2004        Year ended
                                                          (unaudited)          March 31, 2004
                                                       --------------------   -----------------
Decrease in Net Assets
Operations:
Net investment income
  and net increase in net
  assets resulting from
  operations .......................................      $    620,968           $  1,131,070
                                                          ------------           ------------
Dividends from net investment income:
   Class B(1) ......................................           (10,043)               (26,667)
   Class B .........................................            (7,487)               (23,113)
   Class C .........................................            (1,495)                (3,235)
   Class E .........................................          (515,556)              (934,555)
   Class S .........................................           (86,387)              (143,500)
                                                          ------------           ------------
                                                              (620,968)            (1,131,070)
                                                          ------------           ------------
Net decrease from fund
  share transactions
  (Note 7) .........................................        (9,410,739)          (117,170,667)
                                                          ------------           ------------
Total decrease in net assets........................        (9,410,739)          (117,170,667)
Net Assets
Beginning of the period ............................       245,888,082            363,058,749
                                                          ------------           ------------
End of the period ..................................      $236,477,343           $245,888,082
                                                          ============           ============

Notes to Unaudited Financial Statements
--------------------------------------------------------------------------------
September 30, 2004

Note 1
State Street Research Money Market Fund is a series of State Street Research Money Market Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The investment objective of the fund is to seek a high level of current income consistent with the preservation of capital and maintenance of liquidity. The fund seeks to achieve its investment objective by investing at least 95% of total assets in high-quality securities called "first tier" securities. These may include securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities as well as high-quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.

The fund offers five classes of shares. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees equal to 1.00% of average daily net assets and both classes automatically convert into Class E shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of purchase. Class C shares also pay annual service and distribution fees equal to 1.00% of average daily net assets. Class E shares are offered to any individual. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. Class E and Class S shares are not subject to any initial or contingent deferred sales charges and do not pay any distribution or service fees. The fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. Income, expenses (other than service and distribution fees), and realized and unrealized gains on losses on investments are allocated to each class of shares based on its relative net assets. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation

The fund values securities at amortized cost, pursuant to which the fund must adhere to certain conditions. The amortized cost method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the investments.

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses, if any, are reported on the basis of identified cost of securities delivered.

C. Net Investment Income

Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the fund. Interest income is accrued daily as earned.

Investment income is allocated pro rata on the basis of relative net assets by the holders of all classes of shares.

The notes are an integral part of the financial statements.

                                      State Street Research Money Market Fund  7

D. Dividends

Dividends from net investment income are declared daily and paid or reinvested monthly.

E. Federal Income Taxes

No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 2004, the fees pursuant to such agreement amounted to $605,917.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the fund may be purchased. During the six months ended September 30, 2004, the amount of such expenses was $112,997.

The fees of the Trustees not currently affiliated with the Adviser amounted to $13,737 during the six months ended September 30, 2004.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed annual amount that has been allocated equally among State Street Research funds. During the six months ended September 30, 2004, the amount of such expenses was $59,843.

Note 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the six months ended September 30, 2004, the amount of such expenses assumed by the Distributor and its affiliates was $497,999.

In addition to the voluntary assumption of fees described above, the distributor waived a portion of 12b-1 fees that amounted to $51,846, $30,976 and $7,234 for Class B(1), Class B and Class C shares, respectively during the six months ended September 30, 2004. The purpose of this waiver is to ensure that Class B(1), Class B and Class C shares each have a one-day yield of 0.10% and the amount of the waiver is determined accordingly. The waiver will be removed if the yield reaches 0.10% on a given day.

Note 4
For the six months ended September 30, 2004, purchases and sales, including maturities, of securities aggregated $3,995,886,716 and $4,003,580,734, respectively.

Note 5
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual distribution and service fees to the Distributor at a rate of 0.75% and 0.25%, respectively, of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 2004, fees pursuant to such plan amounted to $100,437, $59,882 and $14,948 for Class B(1), Class B and Class C shares, respectively. For Class B and Class C shares, the payments are intended to reimburse the Distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of September 30, 2004, there were $202,748 and $831,982 for Class B and Class C shares, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the Distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned commissions aggregating $81,984 on sales of the fund's Class B(1) shares and that the Distributor collected contingent deferred sales charges aggregating $119,973, $622 and $2,266 on redemptions of Class B(1), Class B and Class C shares, respectively, during the six months ended September 30, 2004.

Note 6
MetLife announced that it has entered into an agreement to sell the Adviser as part of a larger transaction to sell MetLife's asset management business to BlackRock, Inc. ("BlackRock"). The acquisition by BlackRock of MetLife's asset management business is expected to occur in the first quarter of 2005. At the time of the closing, the advisory agreement between the fund and the Adviser and the distribution agreement between the fund and the Distributor will be terminated. BlackRock Advisors, Inc. and BlackRock Distributors, Inc., wholly owned subsidiaries of BlackRock, will serve as investment adviser and distributor, respectively.

A Special Meeting of Shareholders of the fund has been tentatively scheduled for December 2004. At this meeting, shareholders of the fund will be asked to consider and approve a plan of reorganization between the fund and the BlackRock Money Market Portfolio. If the proposed reorganization is approved by shareholders of the fund, the BlackRock Money Market Portfolio would acquire substantially all of the assets and liabilities of the fund. In exchange, shareholders of the fund would receive shares of the BlackRock Money Market Portfolio with an aggregate value equivalent to the aggregate net asset value of their fund shares at the time of the transaction. If the proposed reorganization is not approved by shareholders of the fund, the Board of Trustees will need to consider other alternatives relating to the management and operations of the fund, including without limitations, seeking an alternative investment adviser for the fund or seeking shareholder approval to liquidate the fund.*

* The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of any fund, nor is it a solicitation of any proxy.

Note 7
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, at $0.001 par value per share. At September 30, 2004, the Adviser owned 633,166 Class E shares and the Distributor owned 4,020,904 Class E shares. MetLife and certain of its affiliates held of record 35,772,577 Class E shares of the fund.

Share transactions break down as follows:


                                                                          Six months ended                     Year ended
                                                                         September 30, 2004                  March 31, 2004
                                                                            (unaudited)
                                                                  ------------------------------------------------------------------
Class B(1)                                                            Shares           Amount           Shares          Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          9,346,682      $  9,346,682       10,264,506     $  10,264,506
Issued upon reinvestment of dividends from net investment income         9,164             9,164           25,413            25,413
Shares redeemed                                                     (9,192,813)       (9,192,813)     (26,563,219)      (26,563,219)
                                                                  ------------      ------------     ------------     -------------
Net increase (decrease)                                                163,033      $    163,033      (16,273,300)    $ (16,273,300)
                                                                  ============      ============     ============     =============


Class B                                                               Shares         Amount              Shares          Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          3,645,681      $  3,645,681        7,229,125     $   7,229,125
Issued upon reinvestment of dividends from net investment income         6,828             6,828           21,961            21,961
Shares redeemed                                                     (6,075,458)       (6,075,458)     (27,931,804)      (27,931,804)
                                                                  ------------      ------------     ------------     -------------
Net decrease                                                        (2,422,949)     $ (2,422,949)     (20,680,718)    $ (20,680,718)
                                                                  ============      ============     ============     =============


Class C                                                               Shares         Amount              Shares          Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          2,973,988      $  2,973,988        2,617,638     $   2,617,638
Issued upon reinvestment of dividends from net investment income         1,341             1,341            2,953             2,953
Shares redeemed                                                     (1,553,415)       (1,553,415)      (7,169,418)       (7,169,418)
                                                                  ------------      ------------     ------------     -------------
Net increase (decrease)                                              1,421,914      $  1,421,914       (4,548,827)    $  (4,548,827)
                                                                  ============      ============     ============     =============


Class E                                                               Shares         Amount              Shares          Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                        205,900,523      $205,900,523      565,470,979     $ 565,470,979
Issued upon reinvestment of dividends from net investment income       415,274           415,274          778,195           778,195
Shares redeemed                                                   (214,353,445)      214,353,445)    (634,467,369)     (634,467,369)
                                                                  ------------      ------------     ------------     -------------
Net decrease                                                        (8,037,648)     $ (8,037,648)     (68,218,195)    $ (68,218,195)
                                                                  ============      ============     ============     =============


Class S                                                               Shares         Amount              Shares          Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          5,423,284      $  5,423,284       15,087,347     $  15,087,347
Issued upon reinvestment of dividends from net investment income        77,149            77,149          129,120           129,120
Shares redeemed                                                     (6,035,522)       (6,035,522)     (22,666,094)      (22,666,094)
                                                                  ------------      ------------     ------------     -------------
Net decrease                                                          (535,089)     $   (535,089)      (7,449,627)    $  (7,449,627)
                                                                  ============      ============     ============     =============

                                      State Street Research Money Market Fund  9

FINANCIAL

   Highlights

For a share outstanding throughout each period:


                                                                                              Class B(1)
                                                               ---------------------------------------------------------------------
                                                                 Six months ended               Years ended March 31
                                                                September 30, 2004  ------------------------------------------------
                                                                   (unaudited)        2004     2003(d)    2002(d)   2001(d)  2000(d)
                                                               ---------------------------------------------------------------------
Net asset value, beginning of period ($)                              1.000           1.000      1.000     1.000     1.000    1.000
                                                                     ------          ------     ------    ------    ------   ------
 Net investment income ($)*                                           0.001           0.001      0.001     0.016     0.047    0.038
 Dividends from net investment income ($)                            (0.001)         (0.001)    (0.001)   (0.016)   (0.047)  (0.038)
                                                                     ------          ------     ------    ------    ------   ------
Net asset value, end of period ($)                                    1.000           1.000      1.000     1.000     1.000    1.000
                                                                     ======          ======     ======    ======    ======   ======
Total return (%)(a)                                                    0.05(b)         0.10       0.14      1.57      4.81     3.88

Ratios/supplemental data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            20,247          20,084     36,357    15,669    10,212    2,620
Expense ratio (%)*                                                     1.15(c)         1.06       1.56      1.71      1.70     1.66
Expense ratio after expense reductions (%)*                            1.15(c)         1.06       1.55      1.70      1.69     1.65
Ratio of net investment income to average net assets (%)*              0.10(c)         0.10       0.13      1.35      4.69     3.97
*Reflects voluntary reduction of expenses of these amounts (%)         0.41(c)         0.26       0.20      0.25      0.49     0.26




                                                                                              Class B
                                                               ---------------------------------------------------------------------
                                                                 Six months ended               Years ended March 31
                                                                September 30, 2004  ------------------------------------------------
                                                                   (unaudited)        2004     2003(d)    2002(d)   2001(d)  2000(d)
                                                               ---------------------------------------------------------------------
Net asset value, beginning of period ($)                              1.000           1.000      1.000     1.000     1.000    1.000
                                                                     ------          ------     ------    ------    ------   ------
 Net investment income ($)*                                           0.001           0.001      0.001     0.016     0.047    0.038
 Dividends from net investment income ($)                            (0.001)         (0.001)    (0.001)   (0.016)   (0.047)  (0.038)
                                                                     ------          ------     ------    ------    ------   ------
Net asset value, end of period ($)                                    1.000           1.000      1.000     1.000     1.000    1.000
                                                                     ======          ======     ======    ======    ======   ======
Total return (%)(a)                                                    0.06(b)         0.10       0.14      1.57      4.81     3.88

Ratios/supplemental data:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            11,395          13,818     34,499    25,444    28,407   29,486
Expense ratio (%)*                                                     1.15(c)         1.06       1.56      1.71      1.70     1.66
Expense ratio after expense reductions (%)*                            1.15(c)         1.06       1.55      1.70      1.69     1.65
Ratio of net investment income to average net assets (%)*              0.10(c)         0.10       0.13      1.55      4.69     3.84
*Reflects voluntary reduction of expenses of these amounts (%)         0.41(c)         0.25       0.20      0.25      0.37     0.24



                                                                                               Class C
                                                               ---------------------------------------------------------------------
                                                                 Six months ended               Years ended March 31
                                                                September 30, 2004  ------------------------------------------------
                                                                   (unaudited)        2004     2003(d)    2002(d)   2001(d)  2000(d)
                                                               ---------------------------------------------------------------------
Net asset value, beginning of period ($)                              1.000           1.000      1.000     1.000     1.000    1.000
                                                                     ------          ------     ------    ------    ------   ------
 Net investment income ($)*                                           0.001           0.001      0.001     0.016     0.047    0.038
 Dividends from net investment income ($)                            (0.001)         (0.001)    (0.001)   (0.016)   (0.047)  (0.038)
                                                                     -------         ------     ------    ------    ------   ------
Net asset value, end of period ($)                                    1.000           1.000      1.000     1.000     1.000    1.000
                                                                     =======         ======     ======    ======    ======   ======
Total return (%)(a)                                                    0.05(b)         0.10       0.14      1.57      4.81     3.88

Ratios/supplemental data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             3,402           1,981      6,529     6,432     4,541    1,607
Expense ratio (%)*                                                     1.15(c)         1.06       1.56      1.71      1.70     1.66
Expense ratio after expense reductions (%)*                            1.15(c)         1.06       1.55      1.70      1.69     1.65
Ratio of net investment income to average net assets (%)*              0.10(c)         0.10       0.14      1.24      4.68     3.83
*Reflects voluntary reduction of expenses of these amounts (%)         0.41(c)         0.24       0.20      0.29      0.43     0.22
------------------------------------------------------------------------------------------------------------------------------------

(a) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.

(b) Not annualized

(c) Annualized (d) Audited by other auditors

FINANCIAL

   Highlights


                                                                                              Class E
                                                               ---------------------------------------------------------------------
                                                                 Six months ended               Years ended March 31
                                                                September 30, 2004  ------------------------------------------------
                                                                   (unaudited)        2004    2003(d)   2002(d)   2001(d)    2000(d)
                                                               --------------------------------------------------------------------
Net asset value, beginning of period ($)                              1.000           1.000     1.000    1.000     1.000      1.000
                                                                    -------         -------   -------  -------    ------     ------
 Net investment income ($)*                                           0.003           0.004     0.010    0.026     0.057      0.048
 Dividends from net investment income ($)                            (0.003)         (0.004)   (0.010)  (0.026)   (0.057)    (0.048)
                                                                    --------        -------   -------  -------   -------    -------
Net asset value, end of period ($)                                    1.000           1.000     1.000    1.000     1.000      1.000
                                                                    ========        =======   =======  =======   =======    =======
Total return (%)(a)                                                    0.29(b)         0.45      1.00     2.59      5.86       4.92

Ratios/supplemental data:
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                           172,704         180,742   248,960  302,428   380,904    319,740
Expense ratio (%)*                                                     0.70(c)         0.70      0.71     0.71      0.70       0.66
Expense ratio after expense reductions (%)*                            0.70(c)         0.70      0.70     0.70      0.69       0.65
Ratio of net investment income to average net assets (%)*              0.58(c)         0.45      1.02     2.63      5.70       4.79
*Reflects voluntary reduction of expenses of these amounts (%)         0.41(c)         0.26      0.21     0.25      0.37       0.25


                                                                                              Class S
                                                               ---------------------------------------------------------------------
                                                                 Six months ended               Years ended March 31
                                                                September 30, 2004  ------------------------------------------------
                                                                   (unaudited)        2004    2003(d)   2002(d)   2001(d)    2000(d)
                                                               --------------------------------------------------------------------
Net asset value, beginning of period ($)                              1.000           1.000     1.000    1.000      1.000     1.000
                                                                     ------          ------    ------   ------     ------    ------
 Net investment income ($)*                                           0.003           0.004     0.010    0.026      0.057     0.048
 Dividends from net investment income ($)                            (0.003)         (0.004)   (0.010)  (0.026)    (0.057)   (0.048)
                                                                     ------          ------    ------   ------     ------    ------
Net asset value, end of period ($)                                    1.000           1.000     1.000    1.000      1.000     1.000
                                                                     ======          ======    ======   ======     ======    ======
Total return (%)(a)                                                    0.29(b)         0.45      1.00     2.59       5.86      4.92

Ratios/supplemental data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            28,729          29,264    36,713   32,919     30,004    19,629
Expense ratio (%)*                                                     0.70(c)         0.70      0.71     0.71       0.70      0.66
Expense ratio after expense reductions (%)*                            0.70(c)         0.70      0.70     0.70       0.69      0.65
Ratio of net investment income to average net assets (%)*              0.58(c)         0.45      0.99     2.54       5.69      4.77
*Reflects voluntary reduction of expenses of these amounts (%)         0.41(c)         0.27      0.21     0.25       0.40      0.23


--------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.

(b) Not annualized

(c) Annualized

(d) Audited by other auditors

                                     State Street Research Money Market Fund  11

TRUSTEES AND OFFICERS
    State Street Research Money Market Trust

Name,                     Position(s)               Term of Office
Address                    Held with                 and Length of
and Age(a)                    Fund                  Time Served(b)
-------------------------------------------------------------------------------
Independent Trustees
Bruce R. Bond              Trustee                       Since
(58)                                                     1999
Peter S. Drotch            Trustee                       Since
(62)                                                     2004
Steve A. Garban            Trustee                       Since
(67)                                                     1998
Susan M. Phillips          Trustee                       Since
(59)                                                     1998
Toby Rosenblatt            Trustee                       Since
(66)                                                     1993
Michael S.                 Trustee                       Since
Scott Morton (67)                                        1987
-------------------------------------------------------------------------------
Interested Trustees
Richard S. Davis(+)        Trustee                       Since
(59)                                                     2000
-------------------------------------------------------------------------------
Officers
Kevin J. Lima              Vice                          Since
(37)                       President                     2001
John S. Lombardo           Vice                          Since
(49)                       President                     2001
Mark A. Marinella          Vice                          Since
(46)                       President                     2003
Douglas A. Romich          Treasurer                     Since
(47)                                                     2001


                                                                                               Number of Funds
Name,                                                                                          in Fund Complex
Address                                  Principal Occupations                                   Overseen by
and Age(a)                                During Past 5 Years                                 Trustee/Officer(c)
---------------------------------------------------------------------------------------------------------------------
Independent Trustees
Bruce R. Bond           Retired; formerly Chairman of the Board, Chief Executive Officer and          19
(58)                    President, PictureTel Corporation (video conferencing systems)
Peter S. Drotch         Retired, formerly Partner, PricewaterhouseCoopers LLP                         19
(62)
Steve A. Garban         Retired; formerly Senior Vice President for Finance and Operations and        53
(67)                    Treasurer, The Pennsylvania State University
Susan M. Phillips       Dean, School of Business and Public Management, George Washington             19
(59)                    University; formerly a member of the Board of Governors of the Federal
                        Reserve System; and Chairman and Commissioner of the Commodity Futures
                        Trading Commission
Toby Rosenblatt         President, Founders Investments Ltd. (investments); formerly President,       53
                        The Glen Ellen Company (private investment firm)
Michael S.              Jay W. Forrester Professor of Management (Emeritus), Sloan School of          53
Scott Morton (67)       Management, Massachusetts Institute of Technology
-----------------------------------------------------------------------------------------------------------
Interested Trustees
Richard S. Davis(+)     Chairman of the Board, President and Chief Executive Officer of State Street  19
(59)                    Research & Management Company; formerly Senior Vice President, Fixed
                        Income Investments, Metropolitan Life Insurance Company
-----------------------------------------------------------------------------------------------------------
Officers
Kevin J. Lima           Vice President of State Street Research & Management Company                   1
(37)
John S. Lombardo        Managing Director, Chief Financial Officer and Director of State Street       19
(49)                    Research & Management Company; formerly Executive Vice President, State
                        Street Research & Management Company; and Senior Vice President,
                        Product and Financial Management, MetLife Auto & Home
Mark A. Marinella       Managing Director and Chief Investment Officer - Fixed Income, of State        9
(46)                    Street Research & Management Company; formerly Executive Vice President and Senior Vice President, State Street Research & Management Company;
                        and Chief Investment Officer and Head of Fixed Income, Columbia
                        Management Group
Douglas A. Romich       Senior Vice President and Treasurer of State Street Research & Management     19
(47)                    Company; formerly Vice President and Assistant Treasurer, State Street
                        Research & Management Company


Name,                            Other
Address                    Directorships Held
and Age(a)                 by Trustee/Officer
--------------------------------------------------------------------------------
Independent Trustees
Bruce R. Bond              Avaya, Inc.
(58)
Peter S. Drotch            First Marblehead Corp.
(62)
Steve A. Garban            Metropolitan Series Fund, Inc.; and
(67)                       Metropolitan Series Fund II
Susan M. Phillips          The Kroger Co.
(59)
Toby Rosenblatt            A.P. Pharma, Inc.; Metropolitan Series
(66)                       Fund, Inc.; and Metropolitan Series
                           Fund II
Michael S.                 Metropolitan Series Fund, Inc.; and
Scott Morton (67)          Metropolitan Series Fund II
--------------------------------------------------------------------------------
Interested Trustees
Richard S. Davis(+)        None
(59)
--------------------------------------------------------------------------------
Officers
Kevin J. Lima              None
(37)
John S. Lombardo           None
(49)
Mark A. Marinella          None
(46)
Douglas A. Romich          None
(47)

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary adviser to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

  Did You Know?
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                               will send these materials to you via e-mail. To
                               learn more, visit us on the Web at
                               www.ssrfunds.com and click on "Go to Your
                               Account" or call us at 1-87-SSR-FUNDS
                              (1-877-773-8637).

                               Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637) Monday through Friday, 8am-6pm eastern time, to learn more.

[LOGO] STATE STREET RESEARCH                                         PRSRT STD
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Street Research fund is available through your financial professional, by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637) or by visiting our website at www.ssrfunds.com. Please read the prospectus carefully before investing.

OverView

For more information on the products and                      [GRAPHIC]
services we offer, refer to OverView,                     for Excellence in
our quarterly shareholder newsletter.                  Shareholder Communication

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For a professional perspective on the markets, [GRAPHIC] the economy and timely investment topics, tune in for Excellence in service to a State Street Research
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Complete Fund Listing

For a list of our funds, vist our website at www.ssrfunds.com under Research Our
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This report must be accompanied or preceded by a current prospectus. When used as sales material after December 31, 2004, this report must be accompanied by a current Quarterly Performance Update.

"State Street Research Proxy Voting Policies and Procedures" which describes how we vote proxies relating to portfolio securities--is available upon request, free of charge, by calling the State Street Research Service Center toll-free at 1-87-SSR-FUNDS (1-877-773-8637) or by accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The DALBAR awards recognize quality shareholder service and quality shareholder communications, and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

Member NASD, SIPC

(C)2004 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA 02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp1105)SSR-LD                                    MM-1755-1104

                               FORM N-CSR(2 OF 3)

ITEM 2: CODE OF ETHICS
        Not applicable for the reporting period.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT
        Not applicable for the reporting period.

ITEM 4: (PRINCIPAL ACCOUNTANT FEES AND SERVICES)
        Not applicable for the reporting period.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
        Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS
        Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES:
        Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
        Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

       The Governance Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations to the attention of the Secretary of the Trust, State Street Research & Management Company, One Financial Center, 30th Floor, Boston, MA 02111.

ITEM 10: CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


ITEM 11: EXHIBITS

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Money Market Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    December 7, 2004
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    December 7, 2004
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    December 7, 2004
                          ------------------------